Segmental analysis - Schedule of operating profit by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 5,431	£ 4,934	£ 4,475
Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	5,044	4,765	5,462
Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	387	169	(987)
UK
Disclosure of operating segments [line items]
Total operating profit from continuing operations	3,432	3,032	3,436
UK | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,948	2,775	3,923
UK | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	484	257	(487)
US
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,999	1,902	1,039
US | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,096	1,990	1,539
US | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(97)	(88)	(500)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,605	1,277	1,674
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,605	1,277	1,677
Operating segments | UK Electricity Transmission | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	0	0	(3)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,122	1,598	975
Operating segments | UK Electricity Distribution | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,122	1,610	993
Operating segments | UK Electricity Distribution | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	0	(12)	(18)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total operating profit from continuing operations	0	(213)	382
Operating segments | UK Electricity System Operator | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	0	(364)	880
Operating segments | UK Electricity System Operator | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	0	151	(498)
Operating segments | New England
Disclosure of operating segments [line items]
Total operating profit from continuing operations	947	1,008	641
Operating segments | New England | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	960	982	643
Operating segments | New England | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(13)	26	(2)
Operating segments | New York
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,184	1,269	362
Operating segments | New York | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,172	1,023	860
Operating segments | New York | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	12	246	(498)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total operating profit from continuing operations	715	5	558
Operating segments | National Grid Ventures | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	327	380	469
Operating segments | National Grid Ventures | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	388	(375)	89
Operating segments | Other
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(142)	(10)	(117)
Operating segments | Other | Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(142)	(143)	(60)
Operating segments | Other | Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 0	£ 133	£ (57)